Loans payable (Detail Textuals 2) - DBP Credit Facility with BCP - Credit Facility - USD ($) $ in Thousands	Aug. 09, 2018	Aug. 09, 2017	Aug. 31, 2017
Disclosure of detailed information about borrowings [line items]
Loan agreement amount	$ 15,000	$ 15,000
Borrowing maturity	1 year	1 year
LIBOR interest rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.04%	0.95%	1.05%
Amount of borrowing withdrawn		$ 8,000	$ 7,000
Description of interest rate basis	3M LIBOR